Share-based payment - Share Activity (Details) shares in Thousands	6 Months Ended
Jun. 30, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	1,321,663
Granted (in shares)	1,903,767
Vested (in shares)	(174,075)
Forfeited (in shares)	(15,593)
Number of units outstanding, end of the year (in shares)	3,035,762
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	858,821
Granted (in shares)	1,474,927
Vested (in shares)	0
Forfeited (in shares)	(6,954)
Number of units outstanding, end of the year (in shares)	2,326,794
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	458,620
Granted (in shares)	428,840
Vested (in shares)	(169,853)
Forfeited (in shares)	(8,639)
Number of units outstanding, end of the year (in shares)	708,968
Free Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	4,222
Granted (in shares)	0
Vested (in shares)	(4,222)
Forfeited (in shares)	0
Number of units outstanding, end of the year (in shares)	0